Activity in Various Plans (Details) - 12 months ended Dec. 31, 2014 - $ / shares	Total
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares under option, Beginning Balances	1,022,601
Shares under option, Exercised	(456,219)
Shares under option, Canceled	(120,711)
Shares under option, Ending Balances	445,671
Weighted average exercise price, Beginning Balances	$ 19.77
Weighted average exercise price, Exercised	17.23
Weighted average exercise price, Canceled	21.69
Weighted average exercise price, Ending Balances	21.85
Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Option price per share, Beginning Balances	11.53
Option price per share, Exercised	11.53
Option price per share, Canceled	15.06
Option price per share, Ending Balances	11.53
Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Option price per share, Beginning Balances	25.83
Option price per share, Exercised	22.08
Option price per share, Canceled	25.83
Option price per share, Ending Balances	$ 25.83